Summary of Significant Accounting Policies - Assets and liabilities measured and recognized at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liability	$ (129,918)	$ (202,193)	$ (82,138)
Level 1
Derivative liability
Level 2
Derivative liability	(107,462)	(292,320)	(237,061)
Level 3
Derivative liability